Summary of Significant Accounting Policies - Additional Information (Detail)										12 Months Ended
	Mar. 01, 2021	Apr. 30, 2020 PHP (₱) Payment	Nov. 07, 2019 PHP (₱)	Aug. 07, 2018 PHP (₱)	Mar. 05, 2018 PHP (₱)	Jun. 13, 2017 PHP (₱)	May 30, 2016 PHP (₱)	Jun. 30, 2012 PHP (₱)	Mar. 24, 2000	Dec. 31, 2020 PHP (₱)	Dec. 31, 2018	Dec. 31, 2011 PHP (₱)	Apr. 27, 2020 PHP (₱)	Jan. 23, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱)	Sep. 13, 2019 PHP (₱)	Aug. 15, 2019 PHP (₱)	Oct. 26, 2011
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)						₱ 21,800,000,000	₱ 26,200,000,000
Total consideration transferred							₱ 52,800,000,000
Total expenses related to Covid-19 measures										₱ 903,000,000
Rent concessions as effect of Covid-19 pandemic										137,000,000
ECL recognized on investment										₱ 0
Description of debt investment security credit risk										debt instruments to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’, or when the exposure is less than 30 days past due.
Transaction price allocated to remaining performance obligations										₱ 22,921,000,000					₱ 22,864,000,000
Equivalency of each Giga Point										₱ 1.00
Less than 1 year [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Remaining performance obligations percentage										72.00%					68.00%
1-2 years [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Remaining performance obligations percentage										28.00%					32.00%
Events after Reporting Period [Member] | PHW Subscribers [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Notice period to subscribers	30 days
Initial purchase price										₱ 1,455,000,000
Sun Trademark [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amortization										1,877,000,000
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Acquisition												₱ 4,505,000,000
PLDT Home, Smart Consumer Postpaid, and Sun Consumer Postpaid Subscribers [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Equal monthly payments | Payment		6
Interest		0.00%
Penalties		₱ 0
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary acquired																		51.60%
Smart Communications, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership									100.00%
Amount paid to minority shareholders										6,825,000,000
Smart Communications, Inc. [Member] | Red Mobile [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)								₱ 18,000,000
Connectivity Unlimited Resource Enterprise | Ph Communications Holdings Corporation
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership											97.00%
Connectivity Unlimited Resource Enterprise | Francom Holdings Inc
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership											3.00%
Primeworld Digital Systems, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary acquired			5.00%
Consideration paid (received)			₱ 20,000,000
Percentage of Ownership			100.00%	95.00%	67.00%
Additional Investments				₱ 66,000,000	₱ 134,000,000
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amount paid to minority shareholders										₱ 4,000,000
Philcom [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Total consideration transferred																₱ 319,000,000	₱ 1,760,000,000
SubicTel [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Total consideration transferred														₱ 622,000,000
Maratel Subscribers [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Total consideration transferred													₱ 500,000,000